Investments - Equity Method Investments (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jan. 23, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Apr. 26, 2019 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Investments accounted under equity method				¥ 2,859		¥ 16,097
Investment in equity investee		$ 10,284		2,859		71,595
Proportionate share of net income (loss)		$ (109)	¥ (762)	(141)	¥ 0
Impairment on equity method investments			¥ 0	¥ 0	¥ 0
Jiangsu Zhongfu Duty Free Co., Ltd. ("Zhongfu")
Schedule of Equity Method Investments [Line Items]
Investment in equity investee						¥ 10,922
Equity interest (as a percent)							20.00%
Acquisition consideration							¥ 12,000
Consideration for disposal of equity investee	¥ 12,000